Average Annual Total Returns - Class A Shares Class C Shares Class R6 Shares Class Y Shares - Victory Integrity Mid-Cap Value Fund	Class A 1 Year	Class A 5 Years	Class A Life of Class		Class C 1 Year	Class C 5 Years	Class C Life of Class		Class R6 1 Year	Class R6 5 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y Life of Class		Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions Life of Class		Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares Life of Class		Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes.) Life of Class
Total	(1.08%)	8.26%	9.01%	[1]	3.16%		6.92%	[2]	5.39%	9.93%	10.24%	[3]	5.23%	9.85%	9.98%	[1]	4.51%	8.98%	9.33%	[1]	3.42%	7.62%	8.05%	[1]	4.96%	9.73%	10.12%

[1]	Inception date of Class A and Class Y is July 5, 2011.
[2]	Inception date of Class C is November 4, 2019.
[3]	Inception date of Class R6 is December 15, 2015.